Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit) Table
The components of the Partnership’s income tax expense (benefit) are as follows:

	Year Ended December 31,
thousands	2018	2017	2016
Current income tax expense (benefit)
Federal income tax expense (benefit)	$(79,264)	$(9,207)	$(19,480)
State income tax expense (benefit)	(850)	2,422	1,257
Total current income tax expense (benefit)	(80,114)	(6,785)	(18,223)
Deferred income tax expense (benefit)
Federal income tax expense (benefit)	133,044	(55,835)	49,855
State income tax expense (benefit)	6,004	2,697	1,337
Total deferred income tax expense (benefit)	139,048	(53,138)	51,192
Total income tax expense (benefit)	$58,934	$(59,923)	$32,969

Tax Rate Reconciliation Table
Total income taxes differed from the amounts computed by applying the statutory income tax rate to income (loss) before income taxes. The sources of these differences are as follows:

	Year Ended December 31,
thousands except percentages	2018	2017	2016
Income (loss) before income taxes	$695,460	$682,478	$696,569
Statutory tax rate	—%	—%	—%
Tax computed at statutory rate	$—	$—	$—
Adjustments resulting from:
U.S. federal tax reform	—	(87,306)	—
Federal taxes on income attributable to Partnership assets pre-acquisition	54,243	22,353	30,550
State taxes on income attributable to Partnership assets pre-acquisition (net of federal benefit)	1,745	164	326
Texas margin tax expense (benefit)	2,946	4,866	2,093
Income tax expense (benefit)	$58,934	$(59,923)	$32,969
Effective tax rate	8%	(9)%	5%

Income Tax Temporary Differences Table
The tax effects of temporary differences that give rise to significant portions of deferred tax assets (liabilities) are as follows:

	December 31,
thousands	2018	2017
Depreciable property	$(280,377)	$(139,902)
Credit carryforwards	497	448
Other intangible assets	(299)	(189)
Other	162	8
Net long-term deferred income tax liabilities	$(280,017)	$(139,635)